Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Summarizes account balances of deferred variable annuity
Deferred variable annuity	[1]	$ 55,963	$ 56,741
Bonds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		5,371	5,280
Domestic equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		46,469	47,316
International Equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		3,001	2,969
Total mutual funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		54,841	55,565
Money market funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		$ 1,122	$ 1,176

[1]	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.